                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     Post-Effective Amendment No. 14 (File No. 33-62407)                     [X]

                                     and/or

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

     Amendment No. 15 (File No. 811-07355)                                   [X]

(Check appropriate box or boxes)

                         RiverSource Variable Account 10
                           (Exact Name of Registrant)

                       RiverSource Life Insurance Company
                               (Name of Depositor)

 70100 Ameriprise Financial Center, Minneapolis, MN                      55474
(Address of Depositor's Principal Executive Offices)                  (Zip Code)

Depositor's Telephone Number, including Area Code (612) 678-0175

  Elisabeth A. Dahl, 50607 Ameriprise Financial Center, Minneapolis, MN 55474
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485

[X]  on May 1, 2008 pursuant to paragraph (b) of Rule 485

[ ]  60 days after filing pursuant to paragraph (a)(i) of Rule 485

[ ]  on (date) pursuant to paragraph (a)(i) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A

PROSPECTUS


MAY 1, 2008


RIVERSOURCE(R)

FLEXIBLE PORTFOLIO ANNUITY
INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY

ISSUED BY:   RIVERSOURCE LIFE INSURANCE COMPANY (RIVERSOURCE LIFE)

             70100 Ameriprise Financial Center
             Minneapolis, MN 55474
             Telephone: (800) 862-7919
             ameriprise.com/variableannuities
             RIVERSOURCE VARIABLE ACCOUNT 10

New Flexible Portfolio Annuity contracts are not currently being offered.

This prospectus contains information that you should know before investing. Prospectuses are also available for:

AIM Variable Insurance Funds
American Century Variable Portfolios, Inc.
Credit Suisse Trust
Franklin(R) Templeton(R) Variable Insurance Products
  Trust (FTVIPT) - Class 1
Putnam Variable Trust - Class IA Shares

RiverSource Variable Series Trust (RVST) (formerly known as RiverSource(R) Variable Portfolio Funds)


Please read the prospectuses carefully and keep them for future reference.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC, and is available without charge by contacting RiverSource Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are insurance products that are complex investment vehicles. Be sure to ask your sales representative about the variable annuity's features, benefits, risks and fees.

The contract may not be available in all jurisdictions. This prospectus constitutes an offering or solicitation only in those jurisdictions where such offering or solicitation may lawfully be made. State variations are covered in a special contract form used in that state. This prospectus provides a general description of the contract. Your actual contract and any riders or endorsements are the controlling documents.

RiverSource Life has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.


RiverSource Life offers several different annuities which your sales representative may or may not be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, surrender charge schedules and access to your annuity account values. The fees and charges may also be different between each annuity.



                        RIVERSOURCE FLEXIBLE PORTFOLIO ANNUITY -- PROSPECTUS   1

TABLE OF CONTENTS


KEY TERMS...................................................   3
THE CONTRACT IN BRIEF.......................................   5
EXPENSE SUMMARY.............................................   6
CONDENSED FINANCIAL INFORMATION (UNAUDITED).................   9
FINANCIAL STATEMENTS........................................  10
THE VARIABLE ACCOUNT AND THE FUNDS..........................  10
THE FIXED ACCOUNT...........................................  15
BUYING YOUR CONTRACT........................................  15
CHARGES.....................................................  16
VALUING YOUR INVESTMENT.....................................  18
MAKING THE MOST OF YOUR CONTRACT............................  19
SURRENDERS..................................................  23
TSA -- SPECIAL PROVISIONS...................................  24
CHANGING OWNERSHIP..........................................  24
BENEFITS IN CASE OF DEATH...................................  25
THE ANNUITY PAYOUT PERIOD...................................  26
TAXES.......................................................  27
VOTING RIGHTS...............................................  30
SUBSTITUTION OF INVESTMENTS.................................  30
ABOUT THE SERVICE PROVIDERS.................................  31
TABLE OF CONTENTS OF THE
  STATEMENT OF ADDITIONAL INFORMATION.......................  33


 2  RIVERSOURCE FLEXIBLE PORTFOLIO ANNUITY -- PROSPECTUS

KEY TERMS

These terms can help you understand details about your contract.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.

CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).

CODE: The Internal Revenue Code of 1986, as amended.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FIXED ACCOUNT: An account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically.

FUNDS: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

OWNER (YOU, YOUR): The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs) under Section 408(b) of the Code

- Roth IRAs under Section 408A of the Code

- SIMPLE IRAs under Section 408(p) of the Code

- Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the Code

- Plans under Section 401(k) of the Code

- Custodial and investment only plans under Section 401(a) of the Code

- Tax-Sheltered Annuities (TSAs) under Section 403(b) of the Code

- Plans under Section 457 of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax-deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RETIREMENT DATE: The date when annuity payouts are scheduled to begin.

RIVERSOURCE LIFE: In this prospectus, "we," "us," "our" and "RiverSource Life" refer to RiverSource Life Insurance Company.

SURRENDER VALUE: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value minus any applicable charges.

VALUATION DATE: Any normal business day, Monday through Friday, on which the NYSE is open, up to the close of business. At the close of business, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your purchase payment or any transaction request (such as a transfer or surrender request) at our home office before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase

                        RIVERSOURCE FLEXIBLE PORTFOLIO ANNUITY -- PROSPECTUS   3
payment or transaction request at our home office at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.

VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

 4  RIVERSOURCE FLEXIBLE PORTFOLIO ANNUITY -- PROSPECTUS

THE CONTRACT IN BRIEF

PURPOSE: The purpose of the contract is to allow you to accumulate money for retirement or similar long-term goal. You do this by making one or more purchase payments. You may allocate your purchase payments to the fixed account and/or subaccounts under the contract; however, you risk losing amounts you invest in the subaccounts of the variable account. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the retirement date, the contract provides lifetime or other forms of payout of your contract value (less applicable premium tax).

TAX-DEFERRED RETIREMENT PLANS: Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. A qualified annuity has features other than tax deferral that may help you reach your retirement goals. In addition, the Code subjects retirement plans to required withdrawals triggered at a certain age. These mandatory withdrawals are called required minimum distributions (RMDs). RMDs may reduce the value of certain death benefits (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). You should consult your tax advisor for an explanation of the potential tax implications to you.

FREE LOOK PERIOD: You may return your contract to your sales representative or to our home office within the time stated on the first page of your contract and receive a full refund of the contract value. We will not deduct any charges. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)

ACCOUNTS: Currently, you may allocate your purchase payments among any or all of:


- the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the subaccounts. (See "The Variable Account and the Funds")



- the fixed account, which earns interest at a rate that we adjust periodically. (See "The Fixed Account")



BUYING YOUR CONTRACT: We no longer offer new contracts. However, you have the option of making additional purchase payments in the future. (See "Buying Your Contract")



TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. You may establish automated transfers among the accounts. Fixed account transfers are subject to special restrictions. (See "Transferring Among Accounts")



SURRENDERS: You may surrender all or part of your contract value at any time before the retirement date. You also may establish automated partial surrenders. Surrenders may be subject to charges and tax penalties (including a 10% IRS penalty if you surrender prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (See "Surrenders")



BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (See "Benefits in Case of Death")



ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet IRS requirements. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the fixed account. During the annuity payout period, you cannot be invested in more than five subaccounts at any one time unless we agree otherwise. (See "The Annuity Payout Period")



TAXES: Generally, income earned on your contract value grows tax deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) The tax treatment of qualified and nonqualified annuities differs. Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. However, Roth IRAs may grow and be distributed tax-free, if you meet certain distribution requirements. (See "Taxes")



                        RIVERSOURCE FLEXIBLE PORTFOLIO ANNUITY -- PROSPECTUS   5

EXPENSE SUMMARY

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT ARE PAID WHEN BUYING, OWNING AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU PAID AT THE TIME THAT YOU BOUGHT THE CONTRACT AND MAY PAY WHEN YOU SURRENDER THE CONTRACT. STATE PREMIUM TAXES ALSO MAY BE DEDUCTED.

CONTRACT OWNER TRANSACTION EXPENSES

SURRENDER CHARGE
(Contingent deferred sales load as a percentage of purchase payments surrendered)

                                SURRENDER CHARGE
              CONTRACT YEAR        PERCENTAGE
                   1-3                  7%
                    4                   6
                    5                   5
                    6                   4
                    7                   3
                    8                   2
                  Thereafter            0

SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.18% if the assumed investment rate is 3.5% and 6.68% if the assumed investment rate is 5%. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. (See "Charges -- Surrender Charge" and "The Annuity Payout Period -- Annuity Payout Plans".)

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE

                                                                  $30

(We will waive this fee when your contract value is $25,000 or more on the contract anniversary.)

ANNUAL VARIABLE ACCOUNT EXPENSES

(As a percentage of average daily subaccount value)

 MORTALITY AND EXPENSE RISK FEE                                  1.25%

 6  RIVERSOURCE FLEXIBLE PORTFOLIO ANNUITY -- PROSPECTUS

ANNUAL OPERATING EXPENSES OF THE FUNDS


THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THESE OPERATING EXPENSES ARE FOR THE FISCAL YEAR ENDED DEC. 31, 2007, UNLESS OTHERWISE NOTED. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS. THE SECOND TABLE SHOWS THE FEES AND EXPENSES CHARGED BY EACH FUND. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS(A) (Including management fee, distribution and/or service (12b-1) fees and other expenses)


                                                                MINIMUM                       MAXIMUM
 Total expenses before fee waivers and/or expense
 reimbursements                                                  0.60%                         1.48%


(a) Each fund deducts management fees and other expenses from fund assets. Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an on-going basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund's affiliates may pay us or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund's distributor and/or investment adviser, transfer agent or their affiliates may pay us or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See "The Variable Account and the Funds" for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund's fees and expenses and important disclosure regarding payments the fund or its affiliates make, please review the fund's prospectus and SAI.


TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND*
(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)
                                                                                                  ACQUIRED FUND      GROSS TOTAL
                                                 MANAGEMENT        12B-1           OTHER            FEES AND            ANNUAL
                                                    FEES            FEES          EXPENSES         EXPENSES**          EXPENSES
 AIM V.I. Core Equity Fund, Series I Shares         0.60%             --%           0.28%             0.02%              0.90%(1)
 American Century VP Value, Class I                 0.93              --            0.01                --               0.94
 Credit Suisse Trust - Small Cap Core I             0.70              --            0.22                --               0.92
 Portfolio
 FTVIPT Templeton Developing Markets                1.23              --            0.25                --               1.48
 Securities Fund - Class 1
 Putnam VT New Opportunities Fund - Class IA        0.63              --            0.09                --               0.72
 Shares
 RVST RiverSource(R) Variable                       0.53            0.13            0.14                --               0.80
 Portfolio - Balanced Fund
 RVST RiverSource(R) Variable Portfolio - Cash      0.33            0.13            0.14                --               0.60
 Management Fund
 RVST RiverSource(R) Variable                       0.45            0.13            0.16                --               0.74
 Portfolio - Diversified Bond Fund
 RVST RiverSource(R) Variable                       0.68            0.13            0.19                --               1.00(2)
 Portfolio - Global Bond Fund
 RVST RiverSource(R) Variable Portfolio - High      0.59            0.13            0.15                --               0.87
 Yield Bond Fund
 RVST RiverSource(R) Variable                       0.58            0.13            0.15                --               0.86
 Portfolio - Large Cap Equity Fund
 RVST RiverSource(R) Variable Portfolio - Mid       0.58            0.13            0.15                --               0.86
 Cap Growth Fund
 RVST Threadneedle(R) Variable                      0.69            0.13            0.19                --               1.01
 Portfolio - International Opportunity Fund
 (previously RiverSource(R) Variable
 Portfolio - International Opportunity Fund



* The Funds provided the information on their expenses and we have not independently verified the information.


** Includes fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies (also referred to as acquired funds).


(1) The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit total annual expenses (subject to certain exclusions) of Series I shares to 1.30% of average daily net assets. In addition, effective July 1, 2007, AIM contractually agreed to waive 100% of the advisory fee AIM receives from affiliated money market funds on investments by the Fund in such affiliated money market funds. These waiver agreements are in effect through at least April 30, 2009. After fee waivers and expense reimbursements net expenses would be 0.89% for AIM V.I. Core Equity Fund, Series I Shares.


(2) RiverSource Investments, LLC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Dec. 31, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amount waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds), before giving effect to any applicable performance incentive adjustment, will not exceed 0.98% for RVST RiverSource(R) Variable Portfolio - Global Bond Fund.



                        RIVERSOURCE FLEXIBLE PORTFOLIO ANNUITY -- PROSPECTUS   7

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES*, VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.

MAXIMUM EXPENSES. This example assumes the maximum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on this assumption your costs would be:


                                            IF YOU SURRENDER YOUR CONTRACT
                                      AT THE END OF THE APPLICABLE TIME PERIOD:
                                     1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                      $986       $1,576      $1,991      $3,149

                          IF YOU DO NOT SURRENDER YOUR CONTRACT
                         OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                        AT THE END OF THE APPLICABLE TIME PERIOD:
                       1 YEAR     3 YEARS     5 YEARS     10 YEARS
                        $286        $876       $1,491      $3,149


MINIMUM EXPENSES. This example assumes the minimum fees and expenses of any of the funds. Although your actual costs maybe higher or lower, based on this assumption your costs would be:


                                            IF YOU SURRENDER YOUR CONTRACT
                                      AT THE END OF THE APPLICABLE TIME PERIOD:
                                     1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                      $895       $1,304      $1,539      $2,245

                          IF YOU DO NOT SURRENDER YOUR CONTRACT
                         OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                        AT THE END OF THE APPLICABLE TIME PERIOD:
                       1 YEAR     3 YEARS     5 YEARS     10 YEARS
                        $195        $604       $1,039      $2,245



* In these examples, the $30 contract administrative charge is approximated as a .057% charge. This percentage was determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to the contract by the total average net assets that are attributable to the contract.


 8  RIVERSOURCE FLEXIBLE PORTFOLIO ANNUITY -- PROSPECTUS

CONDENSED FINANCIAL INFORMATION



(Unaudited)





The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each price level is noted in parentheses.



VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,              2007        2006      2005      2004      2003      2002      2001      2000      1999      1998
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES I SHARES (03/05/1996)
Accumulation unit value at
  beginning of period             $1.98     $1.72     $1.65     $1.53     $1.25     $1.50     $1.96     $2.33     $1.75     $1.39
Accumulation unit value at end
  of period                       $2.11     $1.98     $1.72     $1.65     $1.53     $1.25     $1.50     $1.96     $2.33     $1.75
Number of accumulation units
outstanding at end of period
(000 omitted)                   128,470   199,591   281,112   351,566   385,662   422,060   491,682   512,650   478,868   345,291
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS I (05/01/1996)
Accumulation unit value at
  beginning of period             $2.75     $2.35     $2.27     $2.01     $1.58     $1.83     $1.64     $1.41     $1.44     $1.39
Accumulation unit value at end
  of period                       $2.58     $2.75     $2.35     $2.27     $2.01     $1.58     $1.83     $1.64     $1.41     $1.44
Number of accumulation units
outstanding at end of period
(000 omitted)                    94,758   162,570   233,792   245,674   228,247   220,369   187,816   149,074   158,507   132,532
---------------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - SMALL CAP CORE I PORTFOLIO (03/05/1996)
Accumulation unit value at
  beginning of period             $1.40     $1.35     $1.40     $1.28     $0.87     $1.33     $1.61     $1.99     $1.19     $1.24
Accumulation unit value at end
  of period                       $1.37     $1.40     $1.35     $1.40     $1.28     $0.87     $1.33     $1.61     $1.99     $1.19
Number of accumulation units
outstanding at end of period
(000 omitted)                    88,084   148,638   226,170   295,070   313,370   314,849   325,878   329,183   315,150   279,475
---------------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 1 (03/05/1996)
Accumulation unit value at
  beginning of period             $1.40     $1.10     $0.88     $0.71     $0.47     $0.47     $0.52     $0.77     $0.51     $0.65
Accumulation unit value at end
  of period                       $1.79     $1.40     $1.10     $0.88     $0.71     $0.47     $0.47     $0.52     $0.77     $0.51
Number of accumulation units
outstanding at end of period
(000 omitted)                   110,251   179,403   254,244   274,586   272,504   273,087   292,955   321,420   328,300   306,456
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IA SHARES (03/05/1996)
Accumulation unit value at
  beginning of period             $1.49     $1.38     $1.27     $1.16     $0.89     $1.29     $1.87     $2.56     $1.53     $1.24
Accumulation unit value at end
  of period                       $1.56     $1.49     $1.38     $1.27     $1.16     $0.89     $1.29     $1.87     $2.56     $1.53
Number of accumulation units
outstanding at end of period
(000 omitted)                    97,679   149,236   206,197   265,044   324,631   378,658   457,099   485,028   453,722   370,336
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - BALANCED FUND (03/05/1996)
Accumulation unit value at
  beginning of period             $1.87     $1.66     $1.61     $1.49     $1.26     $1.46     $1.65     $1.71     $1.51     $1.32
Accumulation unit value at end
  of period                       $1.88     $1.87     $1.66     $1.61     $1.49     $1.26     $1.46     $1.65     $1.71     $1.51
Number of accumulation units
outstanding at end of period
(000 omitted)                    91,481   134,037   183,540   209,599   229,325   246,503   284,118   299,517   303,242   241,551
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (03/05/1996)
Accumulation unit value at
  beginning of period             $1.27     $1.23     $1.21     $1.22     $1.23     $1.23     $1.20     $1.15     $1.11     $1.07
Accumulation unit value at end
  of period                       $1.31     $1.27     $1.23     $1.21     $1.22     $1.23     $1.23     $1.20     $1.15     $1.11
Number of accumulation units
outstanding at end of period
(000 omitted)                    53,380    58,183    42,071    53,578    79,090   124,469   144,997   120,295   260,559   208,622
*The 7-day simple and compound yields for RVST RiverSource(R) Variable Portfolio - Cash Management Fund at Dec. 31, 2007 were
  3.20% and 3.25%, respectively.
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (03/05/1996)
Accumulation unit value at
  beginning of period             $1.45     $1.41     $1.40     $1.36     $1.31     $1.26     $1.19     $1.14     $1.13     $1.13
Accumulation unit value at end
of period                         $1.51     $1.45     $1.41     $1.40     $1.36     $1.31     $1.26     $1.19     $1.14     $1.13
Number of accumulation units
outstanding at end of period
(000 omitted)                    94,011   125,947   161,182   183,879   225,391   262,173   239,020   201,385   250,109   241,800
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND (05/01/1996)
Accumulation unit value at
  beginning of period             $1.54     $1.46     $1.55     $1.43     $1.28     $1.13     $1.13     $1.11     $1.17     $1.10
Accumulation unit value at end
of period                         $1.63     $1.54     $1.46     $1.55     $1.43     $1.28     $1.13     $1.13     $1.11     $1.17
Number of accumulation units
outstanding at end of period
(000 omitted)                    29,881    43,931    63,122    69,347    70,976    70,610    68,070    73,486    86,622    84,640
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (05/01/1996)
Accumulation unit value at
  beginning of period             $1.52     $1.39     $1.36     $1.23     $1.00     $1.08     $1.04     $1.16     $1.11     $1.17
Accumulation unit value at end
of period                         $1.53     $1.52     $1.39     $1.36     $1.23     $1.00     $1.08     $1.04     $1.16     $1.11
Number of accumulation units
outstanding at end of period
(000 omitted)                    64,660   107,467   157,929   198,705   211,533   199,695   215,840   230,447   274,432   257,990
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (03/05/1996)
Accumulation unit value at
  beginning of period             $1.53     $1.35     $1.28     $1.23     $0.96     $1.25     $1.55     $1.90     $1.55     $1.27
Accumulation unit value at end
  of period                       $1.56     $1.53     $1.35     $1.28     $1.23     $0.96     $1.25     $1.55     $1.90     $1.55
Number of accumulation units
outstanding at end of period
(000 omitted)                   243,359   364,571   136,706   151,774   158,775   161,891   189,700   208,657   209,893   172,451
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (03/17/2006)
Accumulation unit value at
  beginning of period             $0.96     $1.00        --        --        --        --        --        --        --        --
Accumulation unit value at end
  of period                       $1.08     $0.96        --        --        --        --        --        --        --        --
Number of accumulation units
outstanding at end of period
(000 omitted)                    58,005    84,783        --        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (03/05/1996)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND)
Accumulation unit value at
  beginning of period             $1.51     $1.23     $1.09     $0.94     $0.75     $0.92     $1.31     $1.77     $1.23     $1.08
Accumulation unit value at end
  of period                       $1.68     $1.51     $1.23     $1.09     $0.94     $0.75     $0.92     $1.31     $1.77     $1.23
Number of accumulation units
outstanding at end of period
(000 omitted)                   101,902   154,153   186,228   183,739   169,533   183,402   209,472   232,235   207,990   168,173
---------------------------------------------------------------------------------------------------------------------------------



                        RIVERSOURCE FLEXIBLE PORTFOLIO ANNUITY -- PROSPECTUS   9

FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the subaccounts in the SAI.

THE VARIABLE ACCOUNT AND THE FUNDS

THE VARIABLE ACCOUNT: The variable account was established under Minnesota law on Aug. 23, 1995, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of RiverSource Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

Although the Internal Revenue Service (IRS) has issued some guidance on investor control, the U.S. Treasury and the IRS may continue to examine this aspect of variable contracts and provide additional guidance on investor control. Their concern involves how many investment choices (subaccounts) may be offered by an insurance company and how many exchanges among those subaccounts may be allowed before the contract owner would be currently taxed on income earned within the contract. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

THE FUNDS. The contract currently offers subaccounts investing in shares of the funds listed in the table below.

- INVESTMENT OBJECTIVES: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

- FUND NAME AND MANAGEMENT: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

- ELIGIBLE PURCHASERS: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see "Fund name and management" above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.

- ASSET ALLOCATION PROGRAMS MAY IMPACT FUND PERFORMANCE: Asset allocation programs in general may negatively impact the performance of an underlying fund. Even if you do not participate in an asset allocation program, a fund in which your subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a fund to lose money if it must sell large amounts of securities to meet a redemption request. These losses can be greater if the fund holds securities that are not as liquid as others; for example, various types of bonds, shares of smaller companies and securities of foreign issuers. A fund may also experience higher expenses because it must sell or buy securities more frequently than it otherwise might in the absence of asset allocation program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include reallocation, these effects may occur under the asset allocation program we offer or under asset allocation programs used in conjunction with the contracts and plans of other eligible purchasers of the funds.

- FUNDS AVAILABLE UNDER THE CONTRACT: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the contract charges we impose. We select the underlying funds in which the subaccounts

 10 RIVERSOURCE FLEXIBLE PORTFOLIO ANNUITY -- PROSPECTUS initially invest and when there is substitution (see "Substitution of Investments"). We also make all decisions regarding which funds to retain in a contract, which funds to add to a contract and which funds will no longer be offered in a contract. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to fund performance, fund expenses, classes of fund shares available, size of the fund and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds and portfolio concentration and sector weightings. We also consider the levels and types of revenue including but not limited to expense payments and non-cash compensation a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.


- REVENUE WE RECEIVE FROM THE FUNDS MAY CREATE POTENTIAL CONFLICTS OF INTEREST:
  We or our affiliates receive from each of the funds, or the funds' affiliates, varying levels and types of revenue including expense payments and non-cash compensation. The amount and percentage of revenue we and our affiliates receive comes from assets allocated to subaccounts investing in the RiverSource Variable Series Trust funds (affiliated funds) that are managed by RiverSource Investments, LLC (RiverSource Investments), one of our affiliates RiverSource Variable Series Trust funds include the RiverSource Variable Portfolio funds, RiverSource Partners Variable Portfolio funds, Threadneedle Variable Portfolio funds and Disciplined Asset Allocation Portfolio funds. Employee compensation and operating goals at all levels are tied to the success of Ameriprise Financial, Inc. and its affiliates, including us. Certain employees may receive higher compensation and other benefits based, in part, on contract values that are invested in the RiverSource Variable Series Trust funds. We or our affiliates receive revenue which ranges up to 0.60% of the average daily net assets invested in the non-RiverSource Variable Portfolio Funds (unaffiliated funds) through this and other contracts we and our affiliate issue. We or our affiliates may also receive revenue which ranges up to 0.04% of aggregate, net or anticipated sales of unaffiliated funds through this and other contracts we and our affiliate issue. Please see the SAI for a table that ranks the unaffiliated funds according to total dollar amounts they and their affiliates paid us or our affiliates in 2007.


Expense payments, non-cash compensation and other forms of revenue may influence recommendations your investment professional makes regarding whether you should invest in the contract, and whether you should allocate purchase payments or contract value to a subaccount that invests in a particular fund (see "About the Service Providers").

The revenue we or our affiliates receive from a fund or its affiliates is in addition to revenue we receive from the charges you pay when buying, owning and surrendering the contract (see "Expense Summary"). However, the revenue we or our affiliates receive from a fund or its affiliates may come, at least in part, from the fund's fees and expenses you pay indirectly when you allocate contract value to the subaccount that invests in that fund.

- WHY REVENUES ARE PAID TO US: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive these revenues including but not limited to expense payments and non-cash compensation for various purposes:

  - Compensating, training and educating sales representatives who sell the contracts.

  - Granting access to our employees whose job it is to promote sales of the contracts by authorized selling firms and their sales representatives, and granting access to sales representatives of our affiliated selling firms.

  - Activities or services we or our affiliates provide that assist in the promotion and distribution of the contracts including promoting the funds available under the contracts to prospective and existing contract owners, authorized selling firms and sales representatives.

  - Providing sub-transfer agency and shareholder servicing to contract owners.

  - Promoting, including and/or retaining the fund's investment portfolios as underlying investment options in the contracts.

  - Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.


  - Furnishing personal services to contract owners, including education of contract owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the Financial Industry Regulatory Authority (FINRA).


  - Subaccounting, transaction processing, recordkeeping and administration.

- SOURCES OF REVENUE RECEIVED FROM AFFILIATED FUNDS: The affiliated funds are managed by RiverSource Investments. The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:

  - Assets of the fund's adviser and transfer agent or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.


                       RIVERSOURCE FLEXIBLE PORTFOLIO ANNUITY -- PROSPECTUS   11

  - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

- SOURCES OF REVENUE RECEIVED FROM UNAFFILIATED FUNDS: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds' affiliates, may include, but are not necessarily limited to, the following:

  - Assets of the fund's adviser, subadviser, transfer agent or an affiliate of these and assets of the fund's distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

  - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

 12  RIVERSOURCE FLEXIBLE PORTFOLIO ANNUITY -- PROSPECTUS

YOU MAY ALLOCATE PURCHASE PAYMENTS AND TRANSFERS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING
FUNDS:



INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
AIM V.I. Core Equity Fund,    Growth of capital. Invests normally at least 80%  Invesco Aim Advisors, Inc. adviser,
Series I Shares               of its net assets, plus the amount of any         advisory entities affiliated with
                              borrowings for investment purposes, in equity     Invesco Aim Advisors, Inc.,
                              securities, including convertible securities of   subadvisers.
                              established companies that have long-term
                              above-average growth in earnings and dividends
                              and growth companies that are believed to have
                              the potential for above-average growth in
                              earnings and dividends. The Fund may invest up
                              to 25% of its total assets in foreign
                              securities.
American Century VP Value,    Long-term capital growth, with income as a        American Century Investment Management,
Class I                       secondary objective. Invests primarily in stocks  Inc.
                              of companies that management believes to be
                              undervalued at the time of purchase.
Credit Suisse Trust - Small   Capital growth. Invests in equity securities of   Credit Suisse Asset Management, LLC
Cap Core I Portfolio          small U.S. companies selected using proprietary
                              quantitative stock selection models rather than
                              the more traditional fundamental analysis
                              approach. Maintains investment attributes
                              similar to those of the Standard & Poor's
                              SmallCap 600(R) Index and intends to limit its
                              divergence from that index in terms of market,
                              industry and sector exposures.
FTVIPT Templeton Developing   Long-term capital appreciation. The Fund          Templeton Asset Management Ltd.
Markets Securities            normally invests at least 80% of its net assets
Fund - Class 1                in emerging market investments and normally
                              invests primarily to predominantly in equity
                              securities.
Putnam VT New Opportunities   Long-term capital appreciation. The fund pursues  Putnam Investment Management, LLC
Fund - Class IA Shares        its goal by investing mainly in common stocks of
                              U.S. companies, with a focus on growth stocks.
RVST RiverSource Variable     Maximum total investment return through a         RiverSource Investments, LLC
Portfolio - Balanced Fund     combination of capital growth and current
                              income. Invests primarily in a combination of
                              common and preferred stocks, bonds and other
                              debt securities. Under normal market conditions,
                              at least 50% of the Fund's total assets are
                              invested in common stocks and no less than 25%
                              of the Fund's total assets are invested in debt
                              securities. The Fund may invest up to 25% of its
                              net assets in foreign investments.
RVST RiverSource Variable     Maximum current income consistent with liquidity  RiverSource Investments, LLC
Portfolio - Cash Management   and stability of principal. Invests primarily in
Fund                          money market instruments, such as marketable
                              debt obligations issued by corporations or the
                              U.S. government or its agencies, bank
                              certificates of deposit, bankers' acceptances,
                              letters of credit, and commercial paper,
                              including asset-backed commercial paper.



                       RIVERSOURCE FLEXIBLE PORTFOLIO ANNUITY -- PROSPECTUS   13

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
RVST RiverSource Variable     High level of current income while attempting to  RiverSource Investments, LLC
Portfolio - Diversified Bond  conserve the value of the investment for the
Fund                          longest period of time. Under normal market
                              conditions, the Fund invests at least 80% of its
                              net assets in bonds and other debt securities.
                              At least 50% of the Fund's net assets will be
                              invested in securities like those included in
                              the Lehman Brothers Aggregate Bond Index
                              (Index), which are investment grade and
                              denominated in U.S. dollars. The Index includes
                              securities issued by the U.S. government,
                              corporate bonds, and mortgage- and asset-backed
                              securities. Although the Fund emphasizes high-
                              and medium-quality debt securities, it will
                              assume some credit risk to achieve higher yield
                              and/or capital appreciation by buying
                              lower-quality (junk) bonds. The Fund may invest
                              up to 25% of its net assets in foreign
                              investments, which may include instruments in
                              emerging markets.
RVST RiverSource Variable     High total return through income and growth of    RiverSource Investments, LLC
Portfolio - Global Bond Fund  capital. Non-diversified mutual fund that invests primarily in debt obligations of U.S.
                              and foreign issuers. Under normal market
                              conditions, the Fund invests at least 80% of its
                              net assets in investment - grade corporate or
                              government debt obligations including money
                              market instruments of issuers located in at
                              least three different countries.
RVST RiverSource Variable     High current income, with capital growth as a     RiverSource Investments, LLC
Portfolio - High Yield Bond   secondary objective. Under normal market
Fund                          conditions, the Fund invests at least 80% of its
                              net assets in high-yield debt instruments
                              (commonly referred to as "junk") including
                              corporate debt securities as well as bank loans
                              rated below investment grade by a nationally
                              recognized statistical rating organization, or
                              if unrated, determined to be of comparable
                              quality. Up to 25% of the Fund may be invested
                              in high yield debt instruments of foreign
                              issuers.
RVST RiverSource Variable     Capital appreciation. Under normal market         RiverSource Investments, LLC
Portfolio - Large Cap Equity  conditions, the Fund invests at least 80% of its
Fund                          net assets in equity securities of companies
                              with market capitalization greater than $5
                              billion at the time of purchase. The Fund may
                              invest up to 25% of its net assets in foreign
                              investments.
RVST RiverSource Variable     Growth of capital. Under normal market            RiverSource Investments, LLC
Portfolio - Mid Cap Growth    conditions, the Fund invests at least 80% of its
Fund                          net assets at the time of purchase in equity
                              securities of mid capitalization companies. The
                              investment manager defines mid-cap companies as
                              those whose market capitalization (number of
                              shares outstanding multiplied by the share
                              price) falls within the range of the Russell
                              Midcap(R) Growth Index.
RVST Threadneedle Variable    Capital appreciation. Invests primarily in        RiverSource Investments, LLC, adviser;
Portfolio - International     equity securities of foreign issuers that are     Threadneedle International Limited, an
Opportunity Fund (previously  believed to offer strong growth potential. The    indirect wholly-owned subsidiary of
RiverSource Variable          Fund may invest in developed and in emerging      Ameriprise Financial, sub-adviser.
Portfolio - International     markets.
Opportunity Fund)


 14  RIVERSOURCE FLEXIBLE PORTFOLIO ANNUITY -- PROSPECTUS

THE FIXED ACCOUNT

You also may allocate purchase payments to the fixed account. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. We credit interest daily and compound it annually. The interest rate we apply to each purchase payment and transfer to the fixed account is guaranteed for one year. Thereafter, we will change the rates from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for our new and existing annuities, product design, competition, and our revenues and expenses.

Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer policies" for restrictions on transfers involving the fixed account.)

BUYING YOUR CONTRACT

NEW CONTRACTS ARE NOT CURRENTLY BEING OFFERED.

As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You could become an owner or annuitant if you were 90 or younger.

The contract provides for allocation of purchase payments to the subaccounts of the variable account and/or to the fixed account in even 1% increments.

We applied your initial purchase payment within two business days after we received it at our home office. However, we will credit additional purchase payments you make to your accounts on the valuation date we receive them. If we receive an additional purchase payment at our home office before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our home office at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.

THE RETIREMENT DATE

Annuity payouts are scheduled to begin on the retirement date. When we processed your application, we established the retirement date to the maximum age or date described below or you selected a date within the maximum limits. You can change the date, provided you send us written instructions at least 30 days before annuity payouts begin. Your selected date can align with your actual retirement from a job, or it can be a different date, depending on your needs and goals and on certain restrictions.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAS, the retirement date must be:

- no earlier than the 60th day after the contract's effective date; and


- no later than the annuitant's 85th birthday or the tenth contract anniversary, if purchased after age 75, or a date that has otherwise been agreed to by us. (In Pennsylvania, the maximum annuity start date ranges from age 85 to 95 based on the annuitant's age when we issue the contract. See contract for details.)


FOR QUALIFIED ANNUITIES EXCEPT ROTH IRAS, to comply with IRS regulations, the retirement date generally must be:

- for IRAs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or

- for all other qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2 or, if later, retires (except that 5% business owners may not select a retirement date that is later than April 1 of the year following the calendar year when they reach age
  70 1/2).


If you satisfy your RMDs in the form of partial surrenders from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if later or at a later date as agreed to by us. (In Pennsylvania, the annuity payout ranges from age 85 to 95 based on the annuitant's age when the contract is issued. See contract for details.) Contract owners of IRAs may also be able to satisfy RMDs using other IRAs and in that case, may delay the annuity payout start date for this contract.



                       RIVERSOURCE FLEXIBLE PORTFOLIO ANNUITY -- PROSPECTUS   15

Certain restrictions on retirement dates apply to participants in the Texas Optional Retirement Program. (See "TSA -- Special Provisions.")

BENEFICIARY


If death benefits become payable before the retirement date while the contract is in force and before annuity payouts begin, we will pay the death benefit to your named beneficiary. If there is more than one beneficiary, we will pay each beneficiary's designated share when we receive their completed claim. A beneficiary will bear the investment risk of the variable account until we receive the beneficiary's completed claim. If there is no named beneficiary, then the default provisions of your contract will apply. (See "Benefits in Case of Death" for more about beneficiaries.)


PURCHASE PAYMENTS

MINIMUM ALLOWABLE PURCHASE PAYMENTS(1)

  If paying by installments under a scheduled payment plan:

     $23.08 biweekly

     $50 per month

  If paying by any other method:

     $50
(1) If you do not make any purchase payments for 24 months, and your previous payments total $600 or less, we have the right to give you 30 days' written notice and pay you the total value of your contract in a lump sum. This right does not apply to contracts sold to New Jersey residents.

MAXIMUM ALLOWABLE ANNUAL PURCHASE PAYMENTS(2) (based on your age or the age of the annuitant (whoever is older) on the effective date of the contract):

     $100,000 through age 85

     $50,000 for ages 86 to 90
(2) These limits apply in total to all RiverSource Life annuities you own. We reserve the right to increase maximum limits. For qualified annuities the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.

HOW TO MAKE PURCHASE PAYMENTS

 1 BY LETTER

Send your check along with your name and contract number to:

RIVERSOURCE LIFE INSURANCE COMPANY
70200 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

 2 BY SCHEDULED PAYMENT PLAN

Your sales representative can help you set up:

- an automatic payroll deduction, salary reduction or other group billing arrangement; or

- a bank authorization.

LIMITATIONS ON USE OF CONTRACT

If mandated by applicable law, including but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's access to contract values and satisfy other statutory obligations. Under these circumstances, we may refuse to implement requests for transfers, surrenders or death benefits until instructions are received from the appropriate governmental authority or court of competent jurisdiction.

CHARGES

CONTRACT ADMINISTRATIVE CHARGE

We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value.

We will waive this charge when your contract value is $25,000 or more on the current contract anniversary.

If you surrender your contract, we will deduct the charge at the time of surrender. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

 16  RIVERSOURCE FLEXIBLE PORTFOLIO ANNUITY -- PROSPECTUS

MORTALITY AND EXPENSE RISK FEE


We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee and it totals 1.25% of their average daily net assets on an annual basis. This fee covers the mortality and expense risk that we assume. This fee does not apply to the fixed account.



Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific owner or annuitant lives and no matter how long our entire group of owners or annuitants live. If, as a group, owners or annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, owners or annuitants do not live as long as expected, we could profit from the mortality risk fee. We deduct the mortality risk fee from the subaccounts during the annuity payout period even if the annuity payout plan does not involve a life contingency.


Expense risk arises because we cannot increase the contract administrative charge and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge, discussed in the following paragraphs, will cover sales and distribution expenses.

SURRENDER CHARGE

If you surrender part or all of your contract you may be subject to a surrender charge. We calculate the surrender charge by drawing from your total contract value in the following order:

- First, we surrender any contract earnings (contract value minus all purchase payments received and not previously surrendered). We do not assess a surrender charge on this amount.

  NOTE: We determine contract earnings by looking at the entire contract value, not the earnings of any particular subaccount or the fixed account.

- If necessary, we surrender amounts representing purchase payments not previously surrendered. The surrender charge rate on these purchase payments is as follows:

                                                SURRENDER CHARGE AS A PERCENTAGE OF
                            CONTRACT YEAR          PURCHASE PAYMENTS SURRENDERED
                                 1-3                             7%
                                  4                              6
                                  5                              5
                                  6                              4
                                  7                              3
                                  8                              2
                                Thereafter                       0

For a partial surrender that is subject to a surrender charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge. The surrender charge percentage is applied to this total amount. We pay you the amount you requested.

EXAMPLE

Assume you requested a surrender of $1,000 and there is a surrender charge of 7%. The total amount we actually deduct from your contract is $1,075.27. We determine this amount as follows:

      AMOUNT REQUESTED                           $1,000
  ------------------------          OR           ------   =    $1,075.27
  1.00 - WITHDRAWAL CHARGE                        .93

By applying the 7% surrender charge to $1,075.27, the surrender charge is $75.27. We pay you the $1,000 you requested. If you make a full surrender of your contract, we also will deduct the applicable contract administrative charge.

SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.18% if the assumed investment rate is 3.5% and 6.68% if the assumed


                       RIVERSOURCE FLEXIBLE PORTFOLIO ANNUITY -- PROSPECTUS   17
investment rate is 5%. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate.

WAIVER OF SURRENDER CHARGE

We do not assess surrender charges for:

- surrenders of any contract earnings;

- RMDs from a qualified annuity provided the amount is no greater than the RMD amount calculated under your specific contract, currently in force;

- contracts settled using an annuity payout plan, unless Annuity Payout Plan E is later surrendered;

- death benefits; and

- surrenders you make if your contract includes a "Waiver of Surrender Charges for Nursing Home Confinement" Annuity Endorsement. To the extent permitted by state law, we included this endorsement if you were under age 76 at contract issue. We will waive surrender charges that normally are assessed upon full or partial surrender if you provide proof satisfactory to us that, as of the date you request the surrender, you or your spouse (except in New Jersey) are confined to a nursing home and have been for the prior 90 days. (See your endorsement for additional conditions and restrictions on this waiver.)

OTHER INFORMATION ON CHARGES: Ameriprise Financial, Inc. makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. Ameriprise Financial, Inc. will charge a termination fee for owners under age 59 1/2 (waived in case of death or disability).

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and surrender charges. However, we expect this to occur infrequently.

FUND FEES AND EXPENSES

There are deductions from and expenses paid out of the assets of the funds that are described in the prospectus for those funds. (See "Annual Operating Expenses of the Funds.")

PREMIUM TAXES

Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon the state of residence or the state in which the contract was issued. Currently, we deduct any applicable premium taxes when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you surrender your contract.

VALUING YOUR INVESTMENT

We value your accounts as follows:

FIXED ACCOUNT

We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:

- the sum of your purchase payments and transfer amounts allocated to the fixed account;

- plus interest credited;

- minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out; and

- minus any prorated portion of the contract administrative charge.

SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a contract administrative charge or a surrender charge.

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

 18  RIVERSOURCE FLEXIBLE PORTFOLIO ANNUITY -- PROSPECTUS

ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

- dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

- additional purchase payments you allocate to the subaccounts;

- transfers into or out of the subaccounts;

- partial surrenders;

- surrender charges; and/or

- deduction of a prorated portion of the contract administrative charge.

Accumulation unit values will fluctuate due to:

- changes in fund net asset value;

- fund dividends distributed to the subaccounts;

- fund capital gains or losses;

- fund operating expenses; and

- mortality and expense risk fees.

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the fixed account to one or more subaccounts. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS

                                                                                                                      NUMBER
BY INVESTING AN EQUAL NUMBER                                      AMOUNT                 ACCUMULATION                OF UNITS
OF DOLLARS EACH MONTH ...                   MONTH                INVESTED                 UNIT VALUE                 PURCHASED
                                             Jan                   $100                      $20                       5.00
                                             Feb                    100                       18                       5.56
you automatically buy
more units when the
per unit market price is low
....                           ARROW

                                             Mar                    100                       17                       5.88
                                             Apr                    100                       15                       6.67
                                             May                    100                       16                       6.25
                                             Jun                    100                       18                       5.56
                                             Jul                    100                       17                       5.88
and fewer units
when the per unit
market price is high ...
                                             Aug                    100                       19                       5.26
                                             Sept                   100                       21                       4.76
                                             Oct                    100                       20                       5.00

You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness

                       RIVERSOURCE FLEXIBLE PORTFOLIO ANNUITY -- PROSPECTUS   19
to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.

TRANSFERRING AMONG ACCOUNTS

You may transfer contract value from any one subaccount, or the fixed account, to another subaccount before annuity payouts begin. Certain restrictions apply to transfers involving the fixed account.

When your request to transfer will be processed depends on when we receive it:

- If we receive your transfer request at our home office before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.

- If we receive your transfer request at our home office at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.

There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.

We may suspend or modify transfer privileges at any time.

For information on transfers after annuity payouts begin, see "Transfer policies" below.

TRANSFER POLICIES

- Before annuity payouts begin, you may transfer contract values between the subaccounts. However, if you made a transfer from the fixed account to the subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next contract anniversary.

- You may transfer contract values from the fixed account to the subaccounts once a year during a 31-day transfer period starting on each contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums).

- If we receive your request within 30 days before the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the anniversary.

- If we receive your request on or within 30 days after the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the valuation date we receive it.

- We will not accept requests for transfers from the fixed account at any other time.

- Once annuity payouts begin, you may not make transfers to or from the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

MARKET TIMING

Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a subaccount that invests in that underlying fund will be lower too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.

WE SEEK TO PREVENT MARKET TIMING. MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING ACTIVITY. WE DO NOT ACCOMMODATE SHORT-TERM TRADING ACTIVITIES. DO NOT INVEST IN A CONTRACT IF YOU WISH TO USE SHORT-TERM TRADING STRATEGIES TO MANAGE YOUR INVESTMENT. THE MARKET TIMING POLICIES AND PROCEDURES DESCRIBED BELOW APPLY TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN THE CONTRACT. THE UNDERLYING FUNDS IN WHICH THE SUBACCOUNTS INVEST HAVE THEIR OWN MARKET TIMING POLICIES AND PROCEDURES. THE MARKET TIMING POLICIES OF THE UNDERLYING FUNDS MAY BE MORE RESTRICTIVE THAN THE MARKET TIMING POLICIES AND PROCEDURES WE APPLY TO TRANSFERS AMONG THE SUBACCOUNTS OF THE CONTRACT, AND MAY INCLUDE REDEMPTION FEES. WE RESERVE THE RIGHT TO MODIFY OUR MARKET TIMING POLICIES AND PROCEDURES AT ANY TIME WITHOUT PRIOR NOTICE TO YOU.

Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

- diluting the value of an investment in an underlying fund in which a subaccount invests;

- increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and,

- preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund's investment objectives.

Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Also, the risks of market timing may be greater for underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.

 20  RIVERSOURCE FLEXIBLE PORTFOLIO ANNUITY -- PROSPECTUS

IN ORDER TO HELP PROTECT YOU AND THE UNDERLYING FUNDS FROM THE POTENTIALLY HARMFUL EFFECTS OF MARKET TIMING ACTIVITY, WE APPLY THE FOLLOWING MARKET TIMING POLICY TO DISCOURAGE FREQUENT TRANSFERS OF CONTRACT VALUE AMONG THE SUBACCOUNTS:

We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of an asset allocation, dollar-cost averaging or asset rebalancing program that may be described in this prospectus. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer request, if in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:

- requiring transfer requests to be submitted only by first-class U.S. mail;

- not accepting hand-delivered transfer requests or requests made by overnight mail;

- not accepting telephone or electronic transfer requests;

- requiring a minimum time period between each transfer;

- not accepting transfer requests of an agent acting under power of attorney;


- limiting the dollar amount that you may transfer at any one time;



- suspending the transfer privilege; or



- modifying instructions under an automated transfer program to exclude a restricted fund if you do not provide new instructions.


Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower contract values.

IN ADDITION TO THE MARKET TIMING POLICY DESCRIBED ABOVE, WHICH APPLIES TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT, YOU SHOULD CAREFULLY REVIEW THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS. THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS MAY BE MATERIALLY DIFFERENT THAN THOSE WE IMPOSE ON TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT AND MAY INCLUDE MANDATORY REDEMPTION FEES AS WELL AS OTHER MEASURES TO DISCOURAGE FREQUENT TRANSFERS. AS AN INTERMEDIARY FOR THE UNDERLYING FUNDS, WE ARE REQUIRED TO ASSIST THEM IN APPLYING THEIR MARKET TIMING POLICIES AND PROCEDURES TO TRANSACTIONS INVOLVING THE PURCHASE AND EXCHANGE OF FUND SHARES. THIS ASSISTANCE MAY INCLUDE BUT NOT BE LIMITED TO PROVIDING THE UNDERLYING FUND UPON REQUEST WITH YOUR SOCIAL SECURITY NUMBER, TAXPAYER IDENTIFICATION NUMBER OR OTHER UNITED STATES GOVERNMENT-ISSUED IDENTIFIER AND THE DETAILS OF YOUR CONTRACT TRANSACTIONS INVOLVING THE UNDERLYING FUND. AN UNDERLYING FUND, IN ITS SOLE DISCRETION, MAY INSTRUCT US AT ANY TIME TO PROHIBIT YOU FROM MAKING FURTHER TRANSFERS OF CONTRACT VALUE TO OR FROM THE UNDERLYING FUND, AND WE MUST FOLLOW THIS INSTRUCTION. WE RESERVE THE RIGHT TO ADMINISTER AND COLLECT ON BEHALF OF AN UNDERLYING FUND ANY REDEMPTION FEE IMPOSED BY AN UNDERLYING FUND. MARKET TIMING POLICIES AND PROCEDURES ADOPTED BY UNDERLYING FUNDS MAY AFFECT YOUR INVESTMENT IN THE CONTRACT IN SEVERAL WAYS, INCLUDING BUT NOT LIMITED TO:

- Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.

- Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the contract, it is possible that the underlying fund's market timing policies and procedures, including instructions we receive from a fund, may require us to reject your transfer request. For example, while we disregard transfers permitted under any asset allocation, dollar-cost-averaging and asset rebalancing programs that may be described in this prospectus, we cannot guarantee that an underlying fund's market timing policies and procedures will do so. Orders we place to purchase fund shares for the variable account are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.

- Each underlying fund is responsible for its own market timing policy, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund's returns might be adversely affected and a fund might terminate our right to offer its shares through the variable account.


                       RIVERSOURCE FLEXIBLE PORTFOLIO ANNUITY -- PROSPECTUS   21

- Funds that are available as investment options under the contract may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund's market timing policies, we can not guarantee that other intermediaries purchasing that same fund's shares will do so, and the returns of that fund could be adversely affected as a result.

FOR MORE INFORMATION ABOUT THE MARKET TIMING POLICIES AND PROCEDURES OF AN UNDERLYING FUND, THE RISKS THAT MARKET TIMING POSE TO THAT FUND, AND TO DETERMINE WHETHER AN UNDERLYING FUND HAS ADOPTED A REDEMPTION FEE, SEE THAT FUND'S PROSPECTUS.

HOW TO REQUEST A TRANSFER OR SURRENDER

 1 BY LETTER

Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or surrender to:

RIVERSOURCE LIFE INSURANCE COMPANY
70100 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

MINIMUM AMOUNT

Transfers or surrenders:  $250 or entire account balance

MAXIMUM AMOUNT

Transfers or surrenders:  Contract value or entire account balance

* Failure to provide your Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.

 2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL SURRENDERS

Your sales representative can help you set up automated transfers among your subaccounts or fixed account or partial surrenders from the accounts.

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers from the fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the fixed account within 12 months.

- Automated surrenders may be restricted by applicable law under some contracts.

- You may not make additional purchase payments if automated partial surrenders are in effect.

- Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

- The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

- If we must suspend your automated transfer or automated partial surrender arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.

MINIMUM AMOUNT

Transfers or surrenders:  $50

MAXIMUM AMOUNT

Transfers or surrenders: None (except for automated transfers from the fixed account)

 3 BY TELEPHONE

Call between 7 a.m. and 10 p.m. Central time:
(800) 862-7919

TTY service for the hearing impaired:
(800) 285-8846

MINIMUM AMOUNT

Transfers or surrenders:  $250 or entire account balance

 22  RIVERSOURCE FLEXIBLE PORTFOLIO ANNUITY -- PROSPECTUS

MAXIMUM AMOUNT

Transfers:               Contract value or entire account balance

Surrenders:               $100,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. We will not allow a telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders not be authorized from your account by writing to us.

SURRENDERS

You may surrender all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. If we receive your surrender request at our home office before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our home office at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request. We may ask you to return the contract. You may have to pay contract administrative charges and surrender charges (see "Charges") and IRS taxes and penalties (see "Taxes"). You cannot make surrenders after annuity payouts begin except under Plan E (see "The Annuity Payout Period -- Annuity Payout Plans").

Any partial surrenders you take under your contract will reduce your contract value. As a result, the value of your death benefit will also be reduced. In addition, surrenders you are required to take to satisfy RMDs under the Code may reduce the value of certain death benefits (see "Taxes -- Qualified
Annuities -- Required Minimum Distributions").

SURRENDER POLICIES

If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all your subaccounts and/or the fixed account in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. The minimum contract value after partial surrender is $600.

RECEIVING PAYMENT

 1 BY REGULAR OR EXPRESS MAIL

- payable to you;

- mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

 2 BY WIRE

- request that payment be wired to your bank;

- bank account must be in the same ownership as your contract; and

- pre-authorization required.

NOTE: We will charge you a fee if you request that payment be wired to your bank. For instructions, please contact your sales representative.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

  - the surrender amount includes a purchase payment check that has not cleared;

  - the NYSE is closed, except for normal holiday and weekend closings;

  - trading on the NYSE is restricted, according to SEC rules;

  - an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

  - the SEC permits us to delay payment for the protection of security holders.


                       RIVERSOURCE FLEXIBLE PORTFOLIO ANNUITY -- PROSPECTUS   23

TSA -- SPECIAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The contract is not intended for use in connection with an employer sponsored 403(b) plan that is subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). In the event that the employer either by affirmative election or inadvertent action causes contributions under a plan that is subject to ERISA to be made to this contract, we will not be responsible for any obligations and requirements under ERISA and the regulations thereunder. You should consult with your employer to determine whether your 403(b) plan is subject to ERISA.

The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

  - you are at least age 59 1/2;

  - you are disabled as defined in the Code;


  - you severed employment with the employer who purchased the contract;



  - the distribution is because of your death;



  - effective Jan. 1, 2009, the distribution is due to plan termination; or



  - effective Jan. 1, 2009, you are a military reservist.


- If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract values within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

- If the contract has a loan provision, the right to receive a loan from your fixed account is described in detail in your contract. You may borrow from the contract value allocated to the fixed account.

PARTICIPANTS IN THE TEXAS OPTIONAL RETIREMENT PROGRAM

You cannot receive distributions before retirement unless you become totally disabled or end your employment at a Texas college or university. This restriction affects your right to:

- surrender all or part of your contract at any time; and

- move up your retirement date.

If you are in the program for only one year, the portion of the purchase payments made by the state of Texas will be refunded to the state with no surrender charge. These restrictions are based on an opinion of the Texas Attorney General interpreting Texas law.

PARTICIPATION IN THE PORTLAND PUBLIC SCHOOLS TSA PROGRAM

We guarantee that your fixed account surrender value will not be less than the purchase payments (less amounts previously surrendered) provided:

- you allocated all purchase payments only to the fixed account; and

- you did not transfer money from the fixed account to any subaccount.

If you allocated payments to a subaccount or transferred money from the fixed account to a subaccount, the guarantee does not apply.

CHANGING OWNERSHIP

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our home office. The change will become binding on us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

 24  RIVERSOURCE FLEXIBLE PORTFOLIO ANNUITY -- PROSPECTUS

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.

BENEFITS IN CASE OF DEATH

We will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary as follows:

FOR CONTRACTS ISSUED IN ALL STATES EXCEPT TEXAS:

If death occurs before the annuitant's 75th birthday, the beneficiary receives the greatest of:

- contract value;

- contract value as of the most recent sixth contract anniversary, minus any surrenders since that anniversary; or

- purchase payments minus any surrenders.

If death occurs on or after the annuitant's 75th birthday, the beneficiary receives the greater of:

- contract value; or

- contract value as of the most recent sixth contract anniversary, minus any surrenders since that anniversary.

FOR CONTRACTS ISSUED IN TEXAS:

If death occurs before the annuitant's 75th birthday, the beneficiary receives the greater of:

- purchase payments minus any surrenders; or

- contract value.

If death occurs on or after the annuitant's 75th birthday, the beneficiary receives the contract value.

IF YOU DIE BEFORE YOUR RETIREMENT DATE: When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value using the accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. If requested, we will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES: If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner. To do this your spouse must, within 60 days after our death claim requirements are fulfilled, give us written instructions to keep the contract in force.

If your beneficiary is not your spouse, we will pay the beneficiary in a lump sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and

- payouts begin no later than one year after your death, or other date as permitted by the IRS; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.

QUALIFIED ANNUITIES

- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout plan, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.

- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five year payout, or if your death occurs after attaining age 70 1/2, we will pay the beneficiary in a lump sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:

  - the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and

  - payouts begin no later than one year following the year of your death; and

  - the payout period does not extend beyond the beneficiary's life or life expectancy.

                       RIVERSOURCE FLEXIBLE PORTFOLIO ANNUITY -- PROSPECTUS   25

- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

DEATH BENEFIT PAYMENT IN A LUMP SUM: We may pay all or part of the death benefit to your beneficiary in a lump sum under either a nonqualified or qualified annuity. We will pay the death benefit by check unless your beneficiary has chosen to have the death benefit payment directly deposited into a checking account.

THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below except under Plan E.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your retirement date (less any applicable premium tax). During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

- the annuity payout plan you select;

- the annuitant's age and, in most cases, sex;

- the annuity table in the contract; and

- the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (Fixed payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

ANNUITY TABLES

The annuity tables in your contract (Table A and Table B) show the amount of the monthly payment for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)

Table A shows the amount of the first variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the retirement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using the 5% assumed interest rate Table A results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:

- PLAN A - LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we have made only one monthly payout, we will not make any more payouts.

- PLAN B - LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

 26  RIVERSOURCE FLEXIBLE PORTFOLIO ANNUITY -- PROSPECTUS

- PLAN C - LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

- PLAN D - JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.


- PLAN E - PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the amount of the payout that would have been made 7 days prior to the date we determine the present value. The discount rate we use in the calculation will be either 5.18% or 6.68% depending on the applicable assumed investment rate. (See
  "Charges -- Surrender charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your surrender to the full discounted value. An IRS penalty tax could apply if you take a withdrawal. (See "Taxes.")


ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If your contract is a qualified annuity, you must select a payout plan as of the retirement date set forth in your contract. You have the responsibility for electing a payout plan that complies with your contract and with applicable law. Your contract describes your payout plan options. The options will generally meet certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

- in equal or substantially equal payments over a period not longer than the life of the annuitant or over the life of the annuitant and designated beneficiary; or

- in equal or substantially equal payments over a period not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary; or

- over a period certain not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

TAXES


Under current law, your contract has a tax-deferral feature. Generally, this means you do not pay federal income tax until there is a distribution from the contract. Certain exceptions apply. We will send a tax information reporting form for any year in which we made a distribution according to our records.



NONQUALIFIED ANNUITIES



Generally, only the increase in the value of a non-qualified annuity contract over the investment in the contract is taxable. Certain exceptions apply. Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when distributions are taken from any one of those contracts.



ANNUITY PAYOUTS: Generally, a portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment in the contract and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax. Under Annuity Payout Plan A: Life annuity -- no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of



                       RIVERSOURCE FLEXIBLE PORTFOLIO ANNUITY -- PROSPECTUS 27 the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "The Annuity Payout Period -- Annuity Payout Plans.")



SURRENDERS: Generally, if you surrender all or part of your nonqualified annuity before your annuity payouts begin, your surrender will be taxed to the extent that the contract value immediately before the surrender exceeds the investment in the contract. Different rules may apply if you exchange another contract into this contract.



You also may have to pay a 10% IRS penalty for surrenders of taxable income you make before reaching age 59 1/2 unless certain exceptions apply.



WITHHOLDING: If you receive taxable income as a result of an annuity payout or surrender, we may deduct withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.



If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as partial or full surrender) we compute withholding using 10% of the taxable portion.



The withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien.



Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.



DEATH BENEFITS TO BENEFICIARIES: The death benefit under a nonqualified contract is not exempt from estate (federal or state) or income taxes. Any amount your beneficiary receives that exceeds the investment in the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.



ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR IRREVOCABLE TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities (nonnatural persons) generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person only, the income will generally remain tax-deferred.



PENALTIES: If you receive amounts from your nonqualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:



- because of your death or in the event of nonnatural ownership, the death of the annuitant;



- because you become disabled (as defined in the Code);



- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);



- if it is allocable to an investment before Aug. 14, 1982; or



- if annuity payouts are made under immediate annuities as defined by the Code.



TRANSFER OF OWNERSHIP: Generally, if you transfer ownership of a nonqualified annuity without receiving adequate consideration, the transfer may be treated as a surrender for federal income tax purposes. If the transfer is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Please consult your tax advisor for further details.



ASSIGNMENT: If you assign or pledge your contract as collateral for a loan, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a surrender and you may have to pay a 10% IRS penalty.



QUALIFIED ANNUITIES



Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan's Summary Plan Description, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.



When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral. If your contract is used to fund an employer sponsored plan, your right to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.



ANNUITY PAYOUTS: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible


 28 RIVERSOURCE FLEXIBLE PORTFOLIO ANNUITY -- PROSPECTUS contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.



ANNUITY PAYOUTS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.



SURRENDERS: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire surrender will generally be includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.



SURRENDERS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.



REQUIRED MINIMUM DISTRIBUTIONS: Retirement plans are subject to required surrenders called required minimum distributions ("RMDs") beginning at age
70 1/2. In addition, a new tax regulation, effective for RMDs calculated in 2006 and after, may cause the RMDs for some contracts with certain death benefits to increase. RMDs may reduce the value of certain death benefits. You should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you.



WITHHOLDING FOR IRAS, ROTH IRAS, SEPS AND SIMPLE IRAS: If you receive taxable income as a result of an annuity payout or a surrender, we may deduct withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.



If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full surrender) we compute withholding using 10% of the taxable portion.



The withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien.



Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.



WITHHOLDING FOR ALL OTHER QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity, mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. This mandatory withholding will not be imposed if instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;



In the below situations, the distribution is subject to an optional 10% withholding. We will withhold 10% of the distribution amount unless you elect otherwise.



- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;



- the payout is a RMD as defined under the Code;



- the payout is made on account of an eligible hardship; or



- the payout is a corrective distribution.



Payments made to a surviving spouse instead of being directly rolled over to an IRA are subject to mandatory 20% income tax withholding.



State withholding also may be imposed on taxable distributions.



PENALTIES: If you receive amounts from your qualified contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty generally will not apply to any amount received:



- because of your death;



- because you become disabled (as defined in the Code);



- if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);



- if the distribution is made following severance from employment during the calendar year in which you attain age 55 (TSAs and annuities funding 401(a) plans only); or



- to pay certain medical or education expenses (IRAs only).


                       RIVERSOURCE FLEXIBLE PORTFOLIO ANNUITY -- PROSPECTUS   29

DEATH BENEFITS TO BENEFICIARIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he/she receives the payments from the qualified annuity. If you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. You are responsible for keeping all records tracking your non-deductible contributions to an IRA. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.



ASSIGNMENT: You may not assign or pledge your qualified contract as collateral for a loan.



OTHER



IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.



RIVERSOURCE LIFE'S TAX STATUS: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount's value. This investment income, including realized capital gains, is not taxed to us, and therefore no charge is made against the subaccounts for federal income taxes and there is no withholding. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.



TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.


VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

- the reserve held in each subaccount for your contract; divided by

- the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

- laws or regulations change;

- the existing funds become unavailable; or

- in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

We may also:

- change the funds in which the subaccounts invest; and

- make additional subaccounts investing in additional funds.

 30  RIVERSOURCE FLEXIBLE PORTFOLIO ANNUITY -- PROSPECTUS

We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate purchase payments or contract value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the RiverSource Variable Portfolio -- Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your contract (see "Transferring Between Accounts" above).

In the event of substitution of any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments.

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER

RiverSource Distributors, Inc. ("RiverSource Distributors"), our affiliate, serves as the principal underwriter of the contract. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

Although we no longer offer the contract for sale, you may continue to make purchase payments if permitted under the terms of your contract. We pay commissions to an affiliated selling firm of up to 5.75% of purchase payments on the contract as well as service/trail commissions of up to 0.25% based on annual total contract value for as long as the contract remains in effect. We also may pay a temporary additional sales commission of up to 1.00% of purchase payments for a period of time we select. These commissions do not change depending on which subaccounts you choose to allocate your purchase payments.

From time to time and in accordance with applicable laws and regulations, we may also pay or provide the selling firm with various cash and non-cash promotional incentives including, but not limited to bonuses, short-term sales incentive payments, marketing allowances, costs associated with sales conferences and educational seminars and sales recognition awards.

A portion of the payments made to the selling firm may be passed on to its sales representatives in accordance with its internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your contract.

We pay the commissions and other compensation described above from our assets. Our assets include:

- revenues we receive from fees and expenses that you will pay when buying, owning and surrendering the contract (see "Expense Summary");

- compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "The Variable Account and the Funds -- The Funds");

- compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds -- The Funds"); and

- revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.

You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part of all of the commissions and other compensation described above indirectly through:

- fees and expenses we collect from contract owners, including surrender charges; and

- fees and expenses charged by the underlying funds in which the subaccounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.

ISSUER

We issue the contracts. We are a stock life insurance company organized in 1957 under the laws of the state of Minnesota and are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. We are a wholly-owned subsidiary of Ameriprise Financial, Inc.

We conduct a conventional life insurance business. We are licensed to do business in 49 states, the District of Columbia and American Samoa. Our primary products currently include fixed and variable annuity contracts and life insurance policies.

LEGAL PROCEEDINGS


RiverSource Life is involved in the normal course of business in legal and regulatory proceedings, or regulatory requests for information, concerning matters arising in connection with the conduct of our general business activities as well as generally applicable to business practices in the insurance industry. From time to time, we receive requests for information from, or have been subject to examination by, the SEC, the Financial Industry Regulatory Authority, commonly referred to as FINRA, and


                       RIVERSOURCE FLEXIBLE PORTFOLIO ANNUITY -- PROSPECTUS   31
several state authorities concerning our business activities and practices. These requests generally include suitability, late trading, market timing, compensation and disclosure of revenue sharing arrangements with respect to our annuity and insurance products. We have cooperated with and will continue to cooperate with the applicable regulators regarding their inquiries and examinations.



RiverSource Life is involved in other proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material adverse impact on results of operations in any particular reporting period as the proceedings are resolved.


 32  RIVERSOURCE FLEXIBLE PORTFOLIO ANNUITY -- PROSPECTUS

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


Calculating Annuity Payouts..................... p.  3
Rating Agencies................................. p.  4
Revenues Received During Calendar Year 2007..... p.  4
Principal Underwriter........................... p.  5
Independent Registered Public Accounting Firm... p.  5
Financial Statements



                       RIVERSOURCE FLEXIBLE PORTFOLIO ANNUITY -- PROSPECTUS   33

                       THIS PAGE LEFT BLANK INTENTIONALLY

 34  RIVERSOURCE FLEXIBLE PORTFOLIO ANNUITY -- PROSPECTUS

                       THIS PAGE LEFT BLANK INTENTIONALLY


                       RIVERSOURCE FLEXIBLE PORTFOLIO ANNUITY -- PROSPECTUS   35

(RIVERSOURCE INSURANCE LOGO)

RiverSource Life Insurance Company
70100 Ameriprise Financial Center
Minneapolis, MN 55474
(800) 862-7919


S-6161 R (5/08)

PART B

     The combined Statement of Additional Information, S-6325 for RiverSource Variable Account 10 dated May 1, 2008, filed electronically April 24, 2008, as Part B to Post-Effective Amendment No. 49 to Registration Statement No. 333-79311 is incorporated by reference.

PART C.

Item 24. Financial Statements and Exhibits

(a)  Financial statements included in Part B of this Registration Statement:

     The audited financial statements of the RiverSource Variable Account 10 including:

          Report of Independent Registered Public Accounting Firm dated April 24, 2008.

          Statements of Assets and Liabilities for year ended Dec. 31, 2007.

          Statements of Operations for year ended Dec. 31, 2007.

          Statements of Changes in Net Assets for the years ended Dec. 31, 2007 and 2006.

          Notes to Financial Statements.

     The audited financial statements of the RiverSource Life Insurance Company:

          Report of Independent Registered Public Accounting Firm dated February 27, 2008.

          Consolidated Balance Sheets as of Dec. 31, 2007 and 2006.

          Consolidated Statements of Income for years ended Dec. 31, 2007, 2006 and 2005.

          Consolidated Statements of Stockholder's Equity for years ended Dec. 31, 2007, 2006 and 2005.

          Consolidated Statements of Cash Flows for years ended Dec. 31, 2007, 2006 and 2005. Notes to Consolidated Financial Statements.

(b)  Exhibits:

     1.1 Resolution of the Board of Directors of IDS Life establishing the IDS Life Variable Account 10 dated August 23, 1995, filed electronically as Exhibit 1 to Registrant's Initial Registration Statement No. 33-62407 is incorporated herein by reference.

     1.2 Unanimous Written Consent of the Board of Directors In Lieu of a Meeting for IDS Life Insurance Company, adopted December 8, 2006 for the Re-designation of the Separate Accounts to Reflect Entity Consolidation and Rebranding filed electronically as Exhibit 27(a)(6) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated by reference.

     2.   Not applicable.

     3. Form of Principal Underwriter Agreement for RiverSource Life Insurance Company Variable Annuities and Variable Life Insurance filed electronically as Exhibit 3.1 to the Initial Registration Statement on Form N-4 for RiverSource Variable

          Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

     4.1 Copy of Deferred Annuity Contract for non-qualified contract (form 31030), filed electronically as Exhibit 4.1 to Post-Effective Amendment No. 2 to the Registration Statement No. 33-62407 is incorporated herein by reference.

     4.2 Copy of Deferred Annuity Contract for tax qualified (form 31031), filed electronically as Exhibit 4.2 to Registrant's Initial Registration Statement No. 33-62407 is incorporated herein by reference.

     4.3 Copy of Deferred Annuity Contract for IRA (form 31032-IRA), filed electronically as Exhibit 4.3 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

     4.4 Copy of Company name change endorsement (form 131115) for RiverSource Life Insurance Company, filed as Exhibit 4.32 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated by reference.

     5.1 Copy of Application for IDS Life Variable Annuity (form 34055), filed electronically as Exhibit 5.1 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

     5.2 Copy of Application for IDS Life Variable Annuity (form 34054), is filed electronically as Exhibit 5.2 to Post-Effective Amendment No. 3 to Registration Statement No. 33-62407 is incorporated herein by reference.

     6.1 Copy of Certificate of Incorporation of IDS Life dated July 24, 1957, filed electronically as Exhibit 6.1 to Registrant's Initial Registration Statement No. 33-62407 is incorporated herein by reference.

     6.2 Copy of Certificate of Amendment of Certificate of Incorporation of IDS Life Insurance Company dated June 22, 2006, filed electronically as Exhibit 27(f)(1) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated by reference.

     6.3 Copy of Amended and Restated By-laws of RiverSource Life Insurance Company, filed electronically as Exhibit 27(f)(2) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644, is incorporated herein by reference.

     7.   Not applicable.

     8.1 Copy of Amended and Restated Participation Agreement dated April 17, 2006, by and among AIM Variable Insurance Funds, AIM Distributors, Inc. American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, and Ameriprise Financial Services, Inc.

          filed electronically as Exhibit 27(h) (1) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

     8.2 Copy of Amended and Restated Participation Agreement dated August 1, 2005, by and between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., American Centurion Life Assurance Company, American Enterprise Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York and Ameriprise Financial Services, Inc. (formerly American Express Financial Advisors Inc.) filed electronically on or about April 26, 2006 as Exhibit 8.7 to Registrant's Post-Effective Amendment No. 39, File No. 333-79311, is incorporated herein by reference.

     8.3 Copy of Amended and Restated Fund Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, Putnam Variable Trust and Putnam Retail Management Limited Partnership filed electronically as Exhibit 8.2 to RiverSource Variable Annuity Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 on or about April 24, 2008 is incorporated by reference herein.

     8.4 Copy of Participation Agreement between IDS Life Insurance Company and Warburg Pincus Trust and Warburg Pincus Counsellors, Inc. and Counsellors Securities Inc., dated March 1, 1996, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

     8.5 Copy of Participation Agreement between IDS Life Insurance Company and TCI Portfolios, Inc., dated April 24, 1996, filed electronically as
          Exhibit 8.5 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 and is incorporated herein by reference.

     8.6 Copy of Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, RiverSource Life Insurance Co. of New York and RiverSource Distributors, Inc. filed electronically as
          Exhibit 8.23 to Post-Effective Amendment No. 42 to Registration Statement No. 333-79311 is incorporated herein by reference.

     8.7 Copy of Amended and Restated Fund Participation Agreement dated June 1, 2006, by and among American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. and American Century Investment Services, Inc. filed electronically as Exhibit 27(h)(3) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

     8.8 Copy of Amended and Restated Participation Agreement dated May 1, 2006, by and among American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, Credit Suisse Trust, Credit Suisse Asset Management, LLC. and Credit Suisse Asset Management Securities, Inc. filed electronically as
          Exhibit 8.6 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

     9. Opinion of counsel and consent to its use as the legality of the securities being registered, filed electronically herewith.

     10. Consent of Independent Registered Public Accounting Firm, filed electronically herewith.

     11.  None.

     12.  Not applicable.

     13. Power of Attorney dated August 30, 2007 filed electronically as Exhibit (r)(1) to Post-Effective Amendment No. 31 to Registration Statement No. 333-69777.

Item 25. Directors and Officers of the Depositor RiverSource Life Insurance Company

                                                        Position and Offices
Name                  Principal Business Address*          With Depositor
----                  ---------------------------   ----------------------------
Gumer C. Alvero                                     Director and Executive
                                                    Vice President - Annuities

Timothy V. Bechtold                                 Director and President

Kent M. Bergene                                     Vice President - Affiliated
                                                    Investments

Walter S. Berman                                    Vice President and Treasurer

Richard N. Bush                                     Senior Vice President -
                                                    Corporate Tax

Pat H. Carey                                        Vice President-Fund Relations

Charles R. Caswell                                  Reinsurance Officer

Jim Hamalainen                                      Vice President - Investments

Michelle M. Keeley                                  Vice President - Investments

Timothy J. Masek                                    Vice President - Investments

Brian J. McGrane                                    Director, Executive Vice
                                                    President and Chief Financial
                                                    Officer

Thomas W. Murphy                                    Vice President - Investments

Kevin E. Palmer                                     Director, Vice President and
                                                    Chief Actuary

Bridget M. Sperl                                    Director, Executive Vice
                                                    President - Client Service

David K. Stewart                                    Vice President and Controller

*    The business address is 70100 Amerprise Financial Center, Minneapolis, MN
     55474.




Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

The following list includes the names of major subsidiaries of Ameriprise Financial, Inc.

                                                                           Jurisdiction of
Name of Subsidiary                                                          Incorporation
------------------                                                         ---------------
Advisory Capital Strategies Group Inc.                                     Minnesota
AEXP Affordable Housing LLC                                                Delaware
American Enterprise Investment Services Inc.                               Minnesota
American Express Property Casualty Insurance Agency of Kentucky,Inc.       Kentucky
American Express Property Casualty Insurance Agency of Maryland,Inc.       Maryland
American Express Property Casualty Insurance Agency of Mississippi,Inc.    Mississippi
American Express Property Casualty Insurance Agency of Pennsylvania,Inc.   Pennsylvania
Ameriprise Auto & Home Insurance Agency, Inc.                              Wisconsin
Ameriprise Bank, FSB                                                       USA
Ameriprise Capitive Insurance Company                                      Vermont
Ameriprise Capital Trust I                                                 Delaware
Ameriprise Capital Trust II                                                Delaware
Ameriprise Capital Trust III                                               Delaware
Ameriprise Capital Trust IV                                                Delaware
Ameriprise Certificate Company                                             Delaware
Ameriprise Financial Services,Inc.                                         Delaware
Ameriprise India Private Ltd.                                              India
Ameriprise Insurance Company                                               Wisconsin
Ameriprise Trust Company                                                   Minnesota
Boston Equity General Partner LLC                                          Delaware
IDS Capital Holdings Inc.                                                  Minnesota
IDS Futures Corporation                                                    Minnesota
IDS Management Corporation                                                 Minnesota
IDS Property Casualty Insurance Company                                    Wisconsin
IDS REO 1, LLC                                                             Minnesota
IDS REO 2, LLC                                                             Minnesota
Investors Syndicate Development Corporation                                Nevada
Kenwood Capital Management LLC (47.7% owned)                               Delaware
Realty Assets, Inc.                                                        Nebraska
RiverSource CDO Seed Investments, LLC                                      Minnesota
RiverSource Distributors,Inc.                                              Delaware
RiverSource Investments,LLC                                                Minnesota
RiverSource Life Insurance Company                                         Minnesota
RiverSource Life Insurance Co. of New York                                 New York
RiverSource Service Corporation                                            Minnesota
RiverSource Tax Advantaged Investments, Inc.                               Delaware
Securities America Advisors,Inc.                                           Nebraska
Securities America Financial Corporation                                   Nebraska
Securities America, Inc.                                                   Nebraska
Threadneedle Asset Management Holdings Ltd.                                England


Item 27. Number of Contract owners

     As of March 31, 2008, there were 388,226 contract holders of qualified contracts. There were 208,606 owners of non-qualified contracts.

Item 28. Indemnification

     The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

     No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor.

     Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

     The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITERS.

(a) RiverSource Distributors Inc. acts as principal underwriter, depositor or sponsor for:

RiverSource Variable Annuity Account ; RiverSource Account F; RiverSource Variable Annuity Fund A, RiverSource Variable Annuity Fund B, RiverSource Variable Account 10; RiverSource Account MGA; RiverSource MVA Account; RiverSource Variable Life Separate Account; RiverSource Variable Life Account; RiverSource Life Insurance Company; RiverSource of New York Variable Annuity Account ; RiverSource of New York Account 8; RiverSource of New York Variable Annuity Account; RiverSource Bond Series, Inc.; RiverSource California Tax-Exempt Trust; RiverSource Dimensions Series, Inc.; RiverSource Diversified Income Series, Inc.; RiverSource Equity Series, Inc.; RiverSource Global Series, Inc.; RiverSource Government Income Series, Inc.; RiverSource High Yield Income Series, Inc.; RiverSource Income Series, Inc.; RiverSource International Managers Series, Inc.; RiverSource International Series, Inc.; RiverSource Investment Series, Inc.; RiverSource Large Cap Series, Inc.; RiverSource Managers Series, Inc.; RiverSource Market Advantage Series, Inc.; RiverSource Money Market Series, Inc.; RiverSource Sector Series, Inc.; RiverSource Selected Series, Inc.; RiverSource Series Trust; RiverSource Short Term Investments Series, Inc.; RiverSource Special Tax-Exempt Series Trust; RiverSource Strategic Allocation Series; Inc., RiverSource Strategy Series, Inc.; RiverSource Tax-Exempt Income Series, Inc.; RiverSource Tax-Exempt Money Market Series, Inc.; RiverSource Tax-Exempt Series, Inc.; RiverSource Variable Series Trust.

(b) As to each director, officer or partner of the principal underwriter:

Name and Principal Business       Positions and Offices with
          Address*                       Underwriter
---------------------------   ---------------------------------
Gumer C. Alvero               Director and Vice President

Patrick T. Bannigan           Director and Senior Vice
                              President-Asset Management,
                              Products and Marketing Group

Timothy V. Bechtold           Director

Paul J. Dolan                 Chief Operating Officer and Chief
                              Administrative Officer

Jeffrey P. Fox                Chief Financial Officer

Martin T. Griffin             President-Outside Distribution

Jeffrey L. McGregor, Sr.      President-Inside Distribution

Scott R. Plummer              Chief Counsel

Julie A. Ruether              Chief Compliance Officer

William F. "Ted" Truscott     Chairman of the Board, CEO and
                              President

*    Business address is: 70100 Ameriprise Financial Center, Minneapolis, MN
     55474




Item 29 (c)

RiverSource Distributors, Inc., the principal underwriter during Registrant's last fiscal year, was paid the following commissions:

                          NET
NAME OF               UNDERWRITING
PRINCIPAL            DISCOUNTS AND    COMPENSATION    BROKERAGE
UNDERWRITER           COMMISSIONS    ON REDEMPTION   COMMISSIONS   COMPENSATION
-----------          -------------   -------------   -----------   ------------
RiverSource           $322,665,705   None            None          None
Distributors, Inc.

Item 30. Location of Accounts and Records

     RiverSource Life Insurance Company
     70100 Ameriprise Financial Center
     Minneapolis, MN

Item 31. Management Services

     Not applicable.

Item 32. Undertakings

(a) Registrant undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Registrant represents that it is relying upon the no-action assurance given to the American Council of Life Insurance (pub. avail. Nov. 28,). Further, Registrant represents that it has complied with the provisions of paragraphs (1)-(4) of that no-action letter.

(e) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, RiverSource Life Insurance Company, on behalf of the Registrant, certifies that it meets all the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on the 28th day of April, 2008.

                                        RiverSource Variable Account 10
                                        (Registrant)

                                        By RiverSource Life Insurance Company
                                        (Sponsor)


                                        By /s/ Timothy V. Bechtold*
                                           -------------------------------------
                                           Timothy V. Bechtold

                                    President

As required by the Securities Act of 1933, Amendment to this Registration Statement has been signed by the following persons in the capacities indicated on the 28th day of April, 2008.



/s/ Gumer C. Alvero*                    Director and Executive Vice
-------------------------------------   President - Annuities
Gumer C. Alvero


/s/ Timothy V. Bechtold*                Director and President
-------------------------------------
Timothy V. Bechtold


/s/ Brian J. McGrane*                   Director, Executive Vice President
-------------------------------------   and Chief Financial Officer
Brian J. McGrane


/s/ Kevin E. Palmer*                    Director, Vice President and Chief
-------------------------------------   Actuary
Kevin E. Palmer


/s/ Bridget M. Sperl*                   Executive Vice President -
-------------------------------------   Client Services
Bridget M. Sperl


/s/ David K. Stewart*                   Vice President and Controller
-------------------------------------   (Principal Accounting Officer)
David K. Stewart

* Signed pursuant to Power of Attorney dated August 30, 2007 filed electronically as Exhibit (r)(1) to Post-Effective Amendment No. 31 to Registration Statement No. 333-69777, by:


/s/ Elisabeth A. Dahl
-------------------------------------
Elisabeth A. Dahl
Assistant General Counsel

                   CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 14

This Post-Effective Amendment is comprised of the following papers and documents:

The Cover Page.

Part A.

     The prospectus.

Part B. (incorporated by reference)

     Statement of Additional Information.

     Financial Statements.

Part C.

     Other Information.

     The signatures.

Exhibits.

                                  EXHIBIT INDEX

9. Opinion of Counsel and Consent to its use as to the legality of the securities being registered.

10.  Consent of Independent Registered Public Accounting Firm.